Cover	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2025
Entity File Number	0-28820
Entity Registrant Name	JONES SODA CO.
Entity Central Index Key	0001083522
Entity Tax Identification Number	52-2336602
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	4786 1st Avenue South
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98134
City Area Code	(206)
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable